WARRANTS AND DERIVATIVES - schedule of changes in the warrant liability (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Liabilities [Abstract]
Balance as of December 31, 2021		$ 561
Liability classified Warrant issued		428
Change in warrant fair value		717	$ 0
Settlement of warrant liability in common stock	$ (1,706)	(1,706)
Balance as of September 30, 2022	$ 0	$ 0